Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 1,327,682	¥ 1,303,701
Fair value of plan assets	1,225,290	1,273,953
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,301,163	82,742
Fair value of plan assets	¥ 1,225,290	¥ 59,194